Note 8. Convertible Debentures (Details) - Convertible Debt Securities - February 14, 2014 Private Placement	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($) $ / shares
Maximum Offering Amount		$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Debt Instrument, Maturity Date, Description		mature six years from the date of issuance
Tranche 1
Investors that consented to amended conversion terms, amount of offering	$ 1,000,000
Debt Instrument, Convertible, Number of Equity Instruments	3,333,333
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.30
Investors that did not consent to amended conversion terms, amount of offering	$ 50,000
Tranche 1 | Investor 1
Investors that consented to amended conversion terms, amount of offering	$ 950,000
Debt Instrument, Convertible, Number of Equity Instruments	3,166,666
Tranche 2
Investors that consented to amended conversion terms, amount of offering	$ 1,000,000
Debt Instrument, Convertible, Number of Equity Instruments	2,222,222
Debt Instrument, Convertible, Conversion Price | $ / shares		0.45
Investors that did not consent to amended conversion terms, amount of offering	$ 300,000
Tranche 2 | Investor 1
Investors that consented to amended conversion terms, amount of offering	$ 850,000
Debt Instrument, Convertible, Number of Equity Instruments	1,888,889
Tranche 3
Investors that consented to amended conversion terms, amount of offering	$ 1,000,000
Debt Instrument, Convertible, Number of Equity Instruments	1,818,182
Tranche 3 | Minimum
Debt Instrument, Convertible, Conversion Price | $ / shares		0.55
Tranche 3 | Maximum
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.75